Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000108407 | 990VR1110 | Mount Vernon Liquid Assets Portfolio
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000108407 | 74762E102 | Quanta Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000108407 | 482480100 | KLA Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000108407 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000108407 | 243537107 | Deckers Outdoor Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000108407 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000108407 | 03073E105 | Cencora, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000108407 | 03769M106 | Apollo Global Management, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000108407 | 92532F100 | Vertex Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000108407 | 032095101 | Amphenol Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000108407 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000108407 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000108407 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000108407 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000108407 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000108407 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000108407 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000108407 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000108407 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000108407 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000108407 | Technology
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000108407 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	91.10%
C000108407 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	5.90%
C000108407 | InvestmentType_Reit
Holdings [Line Items]
Percent of Total Investments	3.00%
C000108408 | 990VR1110 | Mount Vernon Liquid Assets Portfolio
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000108408 | 74762E102 | Quanta Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000108408 | 482480100 | KLA Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000108408 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000108408 | 243537107 | Deckers Outdoor Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000108408 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000108408 | 03073E105 | Cencora, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000108408 | 03769M106 | Apollo Global Management, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000108408 | 92532F100 | Vertex Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000108408 | 032095101 | Amphenol Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000108408 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000108408 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000108408 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000108408 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000108408 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000108408 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000108408 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000108408 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000108408 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000108408 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000108408 | Technology
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000108408 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	91.10%
C000108408 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	5.90%
C000108408 | InvestmentType_Reit
Holdings [Line Items]
Percent of Total Investments	3.00%
C000142551 | 990VR1110 | Mount Vernon Liquid Assets Portfolio
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000142551 | 74762E102 | Quanta Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000142551 | 482480100 | KLA Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000142551 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000142551 | 243537107 | Deckers Outdoor Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000142551 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000142551 | 03073E105 | Cencora, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000142551 | 03769M106 | Apollo Global Management, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000142551 | 92532F100 | Vertex Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000142551 | 032095101 | Amphenol Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000142551 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000142551 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000142551 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000142551 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000142551 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000142551 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000142551 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000142551 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000142551 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000142551 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000142551 | Technology
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000142551 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	91.10%
C000142551 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	5.90%
C000142551 | InvestmentType_Reit
Holdings [Line Items]
Percent of Total Investments	3.00%
C000142728 | 969457100 | Williams Companies, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000142728 | 16411R208 | Cheniere Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000142728 | 29273V100 | Energy Transfer, L.P.
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000142728 | 65342K105 | NextDecade Corporation
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000142728 | 87612G101 | Targa Resources Corporation
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000142728 | 958669103 | Western Midstream Partners, L.P.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000142728 | 29336T100 | EnLink Midstream, LLC
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000142728 | 293792107 | Enterprise Products Partners, L.P.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000142728 | 682680103 | ONEOK, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000142728 | 29250N105 | Enbridge, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000142728 | Canada
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000142728 | United States
Holdings [Line Items]
Percent of Net Asset Value	83.60%
C000142728 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000142728 | Energy
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000142729 | 969457100 | Williams Companies, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000142729 | 16411R208 | Cheniere Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000142729 | 29273V100 | Energy Transfer, L.P.
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000142729 | 65342K105 | NextDecade Corporation
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000142729 | 87612G101 | Targa Resources Corporation
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000142729 | 958669103 | Western Midstream Partners, L.P.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000142729 | 29336T100 | EnLink Midstream, LLC
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000142729 | 293792107 | Enterprise Products Partners, L.P.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000142729 | 682680103 | ONEOK, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000142729 | 29250N105 | Enbridge, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000142729 | Canada
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000142729 | United States
Holdings [Line Items]
Percent of Net Asset Value	83.60%
C000142729 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000142729 | Energy
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000142730 | 969457100 | Williams Companies, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000142730 | 16411R208 | Cheniere Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000142730 | 29273V100 | Energy Transfer, L.P.
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000142730 | 65342K105 | NextDecade Corporation
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000142730 | 87612G101 | Targa Resources Corporation
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000142730 | 958669103 | Western Midstream Partners, L.P.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000142730 | 29336T100 | EnLink Midstream, LLC
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000142730 | 293792107 | Enterprise Products Partners, L.P.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000142730 | 682680103 | ONEOK, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000142730 | 29250N105 | Enbridge, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000142730 | Canada
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000142730 | United States
Holdings [Line Items]
Percent of Net Asset Value	83.60%
C000142730 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000142730 | Energy
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000102754 | 990VR1110 | Mount Vernon Liquid Assets Portfolio
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000102754 | 26142V105 | DraftKings, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000102754 | 89377M109 | TransMedics Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000102754 | 29358P101 | Ensign Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000102754 | 68373M107 | Opera Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000102754 | 58506Q109 | Medpace Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000102754 | 50212V100 | LPL Financial Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000102754 | 054540208 | Axcelis Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000102754 | 49714P108 | Kinsale Capital Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000102754 | 670100205 | Novo Nordisk A/S
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000102754 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000102754 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000102754 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000102754 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000102754 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000102754 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000102754 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000102754 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000102754 | Technology
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000102754 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000102754 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	77.30%
C000102754 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	22.70%
C000102755 | 990VR1110 | Mount Vernon Liquid Assets Portfolio
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000102755 | 26142V105 | DraftKings, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000102755 | 89377M109 | TransMedics Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000102755 | 29358P101 | Ensign Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000102755 | 68373M107 | Opera Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000102755 | 58506Q109 | Medpace Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000102755 | 50212V100 | LPL Financial Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000102755 | 054540208 | Axcelis Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000102755 | 49714P108 | Kinsale Capital Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000102755 | 670100205 | Novo Nordisk A/S
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000102755 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000102755 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000102755 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000102755 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000102755 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000102755 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000102755 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000102755 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000102755 | Technology
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000102755 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000102755 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	77.30%
C000102755 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	22.70%
C000142548 | 990VR1110 | Mount Vernon Liquid Assets Portfolio
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000142548 | 26142V105 | DraftKings, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000142548 | 89377M109 | TransMedics Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000142548 | 29358P101 | Ensign Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000142548 | 68373M107 | Opera Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000142548 | 58506Q109 | Medpace Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000142548 | 50212V100 | LPL Financial Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000142548 | 054540208 | Axcelis Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000142548 | 49714P108 | Kinsale Capital Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000142548 | 670100205 | Novo Nordisk A/S
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000142548 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000142548 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000142548 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000142548 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000142548 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000142548 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000142548 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000142548 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000142548 | Technology
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000142548 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000142548 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	77.30%
C000142548 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	22.70%
C000111981 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000111981 | 31846V328 | First American Treasury Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000111981 | 526107107 | Lennox International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000111981 | 22160K105 | Costco Wholesale Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000111981 | 40412C101 | HCA Healthcare, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000111981 | 384802104 | WW Grainger, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000111981 | 94106L109 | Waste Management, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000111981 | 858119100 | Steel Dynamics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000111981 | 571903202 | Marriott International, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000111981 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000111981 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000111981 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000111981 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000111981 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000111981 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000111981 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000111981 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000111981 | Technology
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000111981 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	84.20%
C000111981 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	15.80%
C000111982 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000111982 | 31846V328 | First American Treasury Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000111982 | 526107107 | Lennox International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000111982 | 22160K105 | Costco Wholesale Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000111982 | 40412C101 | HCA Healthcare, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000111982 | 384802104 | WW Grainger, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000111982 | 94106L109 | Waste Management, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000111982 | 858119100 | Steel Dynamics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000111982 | 571903202 | Marriott International, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000111982 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000111982 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000111982 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000111982 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000111982 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000111982 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000111982 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000111982 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000111982 | Technology
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000111982 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	84.20%
C000111982 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	15.80%
C000142553 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000142553 | 31846V328 | First American Treasury Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000142553 | 526107107 | Lennox International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000142553 | 22160K105 | Costco Wholesale Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000142553 | 40412C101 | HCA Healthcare, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000142553 | 384802104 | WW Grainger, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000142553 | 94106L109 | Waste Management, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000142553 | 858119100 | Steel Dynamics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000142553 | 571903202 | Marriott International, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000142553 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000142553 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000142553 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000142553 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000142553 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000142553 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000142553 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000142553 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000142553 | Technology
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000142553 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	84.20%
C000142553 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	15.80%
C000102760 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000102760 | 88162G103 | Tetra Tech, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000102760 | 98149E303 | SPDR Gold MiniShares Trust
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000102760 | H11356104 | Bunge Global S.A.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000102760 | 80105N105 | Sanofi
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000102760 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000102760 | 4834777 | Vivendi S.A.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000102760 | 66987V109 | Novartis A.G.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000102760 | 931142103 | Walmart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000102760 | 038222105 | Applied Materials, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000102760 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000102760 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000102760 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000102760 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000102760 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000102760 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000102760 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000102760 | Technology
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000102760 | Communications
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000102760 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000102760 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000102760 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000102760 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	92.80%
C000102760 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.40%
C000102760 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	6.80%
C000102761 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000102761 | 88162G103 | Tetra Tech, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000102761 | 98149E303 | SPDR Gold MiniShares Trust
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000102761 | H11356104 | Bunge Global S.A.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000102761 | 80105N105 | Sanofi
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000102761 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000102761 | 4834777 | Vivendi S.A.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000102761 | 66987V109 | Novartis A.G.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000102761 | 931142103 | Walmart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000102761 | 038222105 | Applied Materials, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000102761 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000102761 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000102761 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000102761 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000102761 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000102761 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000102761 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000102761 | Technology
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000102761 | Communications
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000102761 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000102761 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000102761 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000102761 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	92.80%
C000102761 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.40%
C000102761 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	6.80%
C000142550 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000142550 | 88162G103 | Tetra Tech, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000142550 | 98149E303 | SPDR Gold MiniShares Trust
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000142550 | H11356104 | Bunge Global S.A.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000142550 | 80105N105 | Sanofi
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000142550 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000142550 | 4834777 | Vivendi S.A.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000142550 | 66987V109 | Novartis A.G.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000142550 | 931142103 | Walmart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000142550 | 038222105 | Applied Materials, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000142550 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000142550 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000142550 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000142550 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000142550 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000142550 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000142550 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000142550 | Technology
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000142550 | Communications
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000142550 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000142550 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000142550 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000142550 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	92.80%
C000142550 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.40%
C000142550 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	6.80%